Financial Instruments - Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Investments (Details) - 6 months ended Jun. 30, 2024 - Level 3 of fair value hierarchy
$ in Thousands
	USD ($)	Total
Equity Value | Market Backsolve & OPM | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	192,200
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (2,251)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 2,137
Equity Value | Market Backsolve & OPM | Sonde | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	54,307
Percentage of reasonably possible decrease in unobservable input, assets		5.00%
Percentage of reasonably possible increase in unobservable input, assets		5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (466)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 466
Equity Value | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	30,272
Percentage of reasonably possible decrease in unobservable input, assets		5.00%
Percentage of reasonably possible increase in unobservable input, assets		5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (1,029)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	913
Time to Liquidity | Market Backsolve & OPM | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input		1.27
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	3,511
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(2,924)
Time to Liquidity | Market Backsolve & OPM | Sonde | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input		2.00
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	34
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (37)
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Sonde
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity range, decrease	6 months
Sensitivity range, increase	6 months
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity range, decrease	6 months
Sensitivity range, increase	6 months
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input		0.73
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (9,690)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,328
Volatility | Market Backsolve & OPM | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input		0.56
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,664
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(1,714)
Volatility | Market Backsolve & OPM | Sonde | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input		0.55
Percentage of reasonably possible decrease in unobservable input, assets		(10.00%)
Percentage of reasonably possible increase in unobservable input, assets		10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	1
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(25)
Volatility | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input		1.25
Percentage of reasonably possible decrease in unobservable input, assets		10.00%
Percentage of reasonably possible increase in unobservable input, assets		10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(1,111)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 823